UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2006
                                               -------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      900 North Michigan Avenue, Suite 1100
                 --------------------------------------
                 Chicago, Illinois  60611
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 506-6500
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     08/12/06
   ------------------------    -------------------------   -------------
         [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         35
                                        --------------------

Form 13F Information Table Value Total:       140,933
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
    1             28-6770                    BVF Partners L.P.
   ----       --------------------           --------------------

                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)
                                                 Name of Reporting Manager: BVF Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2    Column 3    Column 4       Column 5          Column 6     Column 7        Column 8

-----------------------------------------------------------------------------------------------------------------------------------
     NAME OF ISSUER         TITLE OF     CUSIP       VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
                             CLASS                  (x$1000)  PRN AMT   PRN   CALL   DISCRETION    MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS          COM      004225108       97     11,519   SH            Defined        1                11,519
INC.
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED LIFE SCIENCES          COM      00765H107    4,583  1,580,186   SH            Defined        1             1,580,186
-----------------------------------------------------------------------------------------------------------------------------------
AMARIN CORPORATION PLC          COM      023111107    4,507  1,885,897   SH            Defined        1             1,885,897
-----------------------------------------------------------------------------------------------------------------------------------
ANADYS PHARMACEUTICALS, INC.    COM      03252Q408       79     26,900   SH            Defined        1                26,900
-----------------------------------------------------------------------------------------------------------------------------------
ARADIGM CORPORATION             COM      038505301      540    400,000   SH            Defined        1               400,000
-----------------------------------------------------------------------------------------------------------------------------------
ARQULE, INC                     COM      04269E107    7,780  1,379,503   SH            Defined        1             1,379,503
-----------------------------------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC.            COM      04269X105    1,703    198,015   SH            Defined        1               198,015
-----------------------------------------------------------------------------------------------------------------------------------
AUTOIMMUNE, INC.                COM      052776101    4,471  3,605,297   SH            Defined        1             3,605,297
-----------------------------------------------------------------------------------------------------------------------------------
AVALON PHARMACEUTICALS          COM      05346P106    2,938    866,666   SH            Defined        1               866,666
-----------------------------------------------------------------------------------------------------------------------------------
AVIGEN, INC.                    COM      053690103   11,362  2,193,437   SH            Defined        1             2,193,437
-----------------------------------------------------------------------------------------------------------------------------------
CORCEPT THERAPEUTICS            COM      218352102    1,914    472,500   SH            Defined        1               472,500
INCORPORATED
-----------------------------------------------------------------------------------------------------------------------------------
COMBINATORX, INC.               COM      20010A103    3,255    370,349   SH            Defined        1               370,349
-----------------------------------------------------------------------------------------------------------------------------------
CYPRESS BIOSCIENCES             COM      232674507    3,416    556,273   SH            Defined        1               556,273
-----------------------------------------------------------------------------------------------------------------------------------
DOV PHARMACEUTICAL, INC.        COM      259858108       86     40,500   SH            Defined        1                40,500
-----------------------------------------------------------------------------------------------------------------------------------
DYNAVAX TECHNOLOGIES            COM      268158102    3,161    761,600   SH            Defined        1               761,600
CORPORATION
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Page 3 of 5

-----------------------------------------------------------------------------------------------------------------------------------
FLAMEL TECHNLOGIES S.A.         COM      338488109   26,083  1,412,187   SH            Defined        1             1,412,187
-----------------------------------------------------------------------------------------------------------------------------------
GENAERA CORPORATION             COM      36867G100       87    158,461   SH            Defined        1               158,461
-----------------------------------------------------------------------------------------------------------------------------------
GENELABS TECHNOLOGIES, INC.     COM      368706206    2,356  1,625,152   SH            Defined        1             1,625,152
-----------------------------------------------------------------------------------------------------------------------------------
GTX, INC.                       COM      40052B108    4,095    450,033   SH            Defined        1               450,033
-----------------------------------------------------------------------------------------------------------------------------------
IMMUNOGEN, INC.                 COM      45253H101    8,217  2,625,300   SH            Defined        1             2,625,300
-----------------------------------------------------------------------------------------------------------------------------------
KOSAN BIOSCIENCES               COM      50064W107    3,941    985,328   SH            Defined        1               985,328
INCORPORATED
-----------------------------------------------------------------------------------------------------------------------------------
LEXICON GENETICS                COM      528872104    3,510    799,628   SH            Defined        1               799,628
INCORPORATED
-----------------------------------------------------------------------------------------------------------------------------------
MEMORY PHARMACEUTICALS          COM      58606R403    1,165  1,078,833   SH            Defined        1             1,078,833
CORP.
-----------------------------------------------------------------------------------------------------------------------------------
METABASIS THERAPEUTICS,         COM      59101M105    2,628    344,400   SH            Defined        1               344,400
INC.
-----------------------------------------------------------------------------------------------------------------------------------
NEUROBIOLOGICAL                 COM      64124W106    7,079  2,546,315   SH            Defined        1             2,546,315
TECHNOLOGIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS, INC.       COM      62936P103    4,880  1,000,000   SH            Defined        1             1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACOPEIA DRUG               COM      7171EP101    4,833  1,208,300   SH            Defined        1             1,208,300
DISCOVERY, INC.
-----------------------------------------------------------------------------------------------------------------------------------
REPLIGEN CORPORATION            COM      759916109    5,597  1,916,775   SH            Defined        1             1,916,775
-----------------------------------------------------------------------------------------------------------------------------------
SPECTRUM                        COM      84763A108      913    234,000   SH            Defined        1               234,000
PHARMACEUTICALS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
SUNESIS PHARMACEUTICALS, INC.   COM      867328502    2,162    348,692   SH            Defined        1               348,692
-----------------------------------------------------------------------------------------------------------------------------------
TAPESTRY                        COM      876031204    5,025  1,500,000   SH            Defined        1             1,500,000
PHARMACEUTICALS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
TARGACEPT, INC.                 COM      87611R306    2,860    415,091   SH            Defined        1               415,091
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Page 4 of 5

-----------------------------------------------------------------------------------------------------------------------------------
THERAVANCE, INC.                COM      88338T104    1,151     50,319   SH            Defined        1                50,319
-----------------------------------------------------------------------------------------------------------------------------------
VALENTIS, INC.                  COM      91913E302    2,998    905,600   SH            Defined        1               905,600
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC JAN 07 40 PUT        OPTION    031162100    1,461     22,400        Put      Defined        1                22,400
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Page 5 of 5